Loans and asset quality- Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 344		$ 387		$ 497
Charge-offs	(20)		(17)		(38)
Recoveries	4		9		8
Net (charge-offs) recoveries	(16)		(8)		(30)
Provision	(48)		(35)		(80)
Ending balance	280		344		387
Allowance for:
Loan losses	191		210		266
Lending-related commitments	89		134		121
Individually evaluated for impairment:
Loan balance	8		36		117
Allowance for loan losses	1		7		24
Collectively evaluated for impairment:
Loan balance	59,103		51,621		46,512
Allowance for loan losses	190		203		242
Loans	59,132	[1]	51,657	[1]
Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	83		104		91
Charge-offs	(12)		(4)		(2)
Recoveries	1		1		2
Net (charge-offs) recoveries	(11)		(3)		0
Provision	(12)		(18)		13
Ending balance	60		83		104
Allowance for:
Loan losses	17		21		30
Lending-related commitments	43		62		74
Individually evaluated for impairment:
Loan balance	0		15		57
Allowance for loan losses	0		2		12
Collectively evaluated for impairment:
Loan balance	1,390		1,519		1,249
Allowance for loan losses	17		19		18
Loans	1,642		1,647
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	41		30		34
Charge-offs	(2)		(1)		0
Recoveries	0		0		0
Net (charge-offs) recoveries	(2)		(1)		0
Provision	11		12		(4)
Ending balance	50		41		30
Allowance for:
Loan losses	32		21		20
Lending-related commitments	18		20		10
Individually evaluated for impairment:
Loan balance	0		3		17
Allowance for loan losses	0		1		1
Collectively evaluated for impairment:
Loan balance	2,503		1,998		1,660
Allowance for loan losses	32		20		19
Loans	2,530		2,010
Financial institutions
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	49		36		63
Charge-offs	0		0		(13)
Recoveries	1		4		0
Net (charge-offs) recoveries	1		4		(13)
Provision	(19)		9		(14)
Ending balance	31		49		36
Allowance for:
Loan losses	17		10		12
Lending-related commitments	14		39		24
Individually evaluated for impairment:
Loan balance	0		0		3
Allowance for loan losses	0		0		0
Collectively evaluated for impairment:
Loan balance	5,603		4,511		5,452
Allowance for loan losses	17		10		12
Loans	13,319		14,359
Lease financings
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	37		49		66
Charge-offs	0		0		0
Recoveries	0		0		0
Net (charge-offs) recoveries	0		0		0
Provision	(5)		(12)		(17)
Ending balance	32		37		49
Allowance for:
Loan losses	32		37		49
Lending-related commitments	0		0		0
Individually evaluated for impairment:
Loan balance	0		0		0
Allowance for loan losses	0		0		0
Collectively evaluated for impairment:
Loan balance	1,282		1,322		1,329
Allowance for loan losses	32		37		49
Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	24		30		29
Charge-offs	(1)		(1)		(1)
Recoveries	0		0		0
Net (charge-offs) recoveries	(1)		(1)		(1)
Provision	(1)		(5)		2
Ending balance	22		24		30
Allowance for:
Loan losses	17		19		26
Lending-related commitments	5		5		4
Individually evaluated for impairment:
Loan balance	8		12		31
Allowance for loan losses	1		3		7
Collectively evaluated for impairment:
Loan balance	11,087		9,731		8,765
Allowance for loan losses	16		16		19
Loans	11,184		9,818
Other residential mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	54		88		156
Charge-offs	(2)		(8)		(22)
Recoveries	2		4		6
Net (charge-offs) recoveries	0		(4)		(16)
Provision	(13)		(30)		(52)
Ending balance	41		54		88
Allowance for:
Loan losses	41		54		88
Lending-related commitments	0		0		0
Individually evaluated for impairment:
Loan balance	0		0		0
Allowance for loan losses	0		0		0
Collectively evaluated for impairment:
Loan balance	1,222		1,385		1,632
Allowance for loan losses	41		54		88
Loans	1,222		1,385
All Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	0		2		0
Charge-offs	0		0		0
Recoveries	0		0		0
Net (charge-offs) recoveries	0		0		0
Provision	0		(2)		2
Ending balance	0		0		2
Allowance for:
Loan losses	0		0		2
Lending-related commitments	0		0		0
Individually evaluated for impairment:
Loan balance	0		0		0
Allowance for loan losses	0		0		0
Collectively evaluated for impairment:
Loan balance	22,495	[2]	17,734	[3]	16,264	[4]
Allowance for loan losses	0		0		2
Foreign
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	56		48		58
Charge-offs	(3)		(3)		0
Recoveries	0		0		0
Net (charge-offs) recoveries	(3)		(3)		0
Provision	(9)		11		(10)
Ending balance	44		56		48
Allowance for:
Loan losses	35		48		39
Lending-related commitments	9		8		9
Individually evaluated for impairment:
Loan balance	0		6		9
Allowance for loan losses	0		1		4
Collectively evaluated for impairment:
Loan balance	13,521		13,421		10,161
Allowance for loan losses	35		47		35
Overdrafts
Collectively evaluated for impairment:
Loans	5,882		3,715
Margin loans
Collectively evaluated for impairment:
Loans	20,034		15,652
Domestic
Collectively evaluated for impairment:
Loans	45,611		38,230
Domestic | Commercial
Collectively evaluated for impairment:
Loans	1,390		1,534
Domestic | Commercial real estate
Collectively evaluated for impairment:
Loans	2,524		2,001
Domestic | Financial institutions
Collectively evaluated for impairment:
Loans	5,603		4,511
Domestic | Lease financings
Collectively evaluated for impairment:
Loans	1,282		1,322
Domestic | Wealth management loans and mortgages
Collectively evaluated for impairment:
Loans	11,095		9,743
Domestic | Other residential mortgages
Collectively evaluated for impairment:
Loans	1,222		1,385
Domestic | Overdrafts
Collectively evaluated for impairment:
Loans	1,348		1,314		2,228
Domestic | Margin loans
Collectively evaluated for impairment:
Loans	20,034		15,652		13,397
Domestic | Other
Collectively evaluated for impairment:
Loans	$ 1,113		$ 768		$ 639

[1]	Net of unearned income of $866 million at Dec. 31, 2014 and $1,020 million at Dec. 31, 2013 primarily on domestic and foreign lease financings.
[2]	Includes $1,348 million of domestic overdrafts, $20,034 million of margin loans and $1,113 million of other loans at Dec. 31, 2014.
[3]	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.
[4]	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.